CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (88.4)	$ (75.8)	$ (108.5)	$ (52.9)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1.1	0.3	0.6	0.1
Stock-based compensation	7.3	2.3	4.3	2.1
Change in fair value of warrant liability			0.0	0.2
Amortization of discount on bonds	(0.4)		(0.5)	0.0
Provision for bad debt	1.4		0.9	0.0
Changes in operating assets and liabilities:
Premium receivable	(30.1)	(26.1)	(29.1)	(20.0)
Reinsurance recoverable	(21.9)	(9.2)	(8.5)	(8.9)
Prepaid reinsurance premium	(85.2)	(3.2)	0.5	(0.8)
Deferred acquisition costs	(1.5)	(1.1)	(1.2)	(0.5)
Other assets	(11.4)	(4.1)	(1.1)	(0.4)
Unpaid loss and loss adjustment expense	11.5	11.5	15.1	11.0
Unearned premium	47.3	33.3	40.3	21.4
Trade payables	0.3	(0.8)	(0.8)	0.2
Other liabilities and accrued expense	34.4	12.8	9.9	7.7
Net cash used in operating activities	(71.0)	(60.4)	(78.1)	(40.8)
Cash flows from investing activities:
Proceeds from short-term investments sold or matured	55.0	21.0	21.0	20.9
Proceeds from bonds sold or matured	2.2	1.0	1.0	0.0
Cost of short-term investments acquired	(14.9)	(54.4)	(69.2)	(13.8)
Cost of bonds acquired	(2.9)	(3.3)	(3.5)	0.0
Purchases of property and equipment	(3.1)	(3.0)	(2.7)	(0.7)
Purchases of intangible assets			(0.6)	0.0
Net cash provided by (used in) investing activities	36.3	(38.7)	(54.0)	6.4
Cash flows from financing activities:
Issuance of preferred stock, net		299.4	299.4	119.8
Proceeds from stock exercises	0.3	0.5	0.7	0.1
Net cash provided by financing activities	339.6	299.9	300.1	119.9
Effect of exchange rate changes on cash, cash equivalents and restricted cash	0.5		(0.1)	0.0
Net increase in cash, cash equivalents and restricted cash	305.4	200.8	167.9	85.5
Cash, cash equivalents and restricted cash at beginning of period	270.3	102.4	102.4	16.9
Cash, cash equivalents and restricted cash at end of period	575.7	303.2	270.3	102.4
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 1.1	$ 0.0	$ 0.5	$ 0.2